Consolidated condensed statements of financial position - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Contracted concessional assets	$ 8,359,776	$ 8,549,181
Investments carried under the equity method	135,496	53,419
Financial investments	72,548	52,670
Deferred tax assets	156,384	136,066
Total non-current assets	8,724,204	8,791,336
Current assets
Inventories	19,117	18,924
Trade and other receivables	292,040	236,395
Financial investments	252,473	240,834
Cash and cash equivalents	576,066	631,542
Total current assets	1,139,696	1,127,695
Total assets	9,863,900	9,919,031
Equity attributable to the Company
Share capital	10,160	10,022
Parent company reserves	1,983,097	2,029,940
Other reserves	52,245	95,011
Accumulated currency translation differences	(80,504)	(68,315)
Retained earnings	(430,636)	(449,274)
Non-controlling interest	206,893	138,728
Total equity	1,741,255	1,756,112
Non-current liabilities
Long-term corporate debt	677,750	415,168
Long-term project debt	4,204,804	4,826,659
Grants and other liabilities	1,649,971	1,658,126
Related parties	25,970	33,675
Derivative liabilities	330,571	279,152
Deferred tax liabilities	247,412	211,000
Total non-current liabilities	7,136,478	7,423,780
Current liabilities
Short-term corporate debt	11,842	268,905
Short-term project debt	792,616	264,455
Trade payables and other current liabilities	149,337	192,033
Income and other tax payables	32,372	13,746
Total current liabilities	986,167	739,139
Total equity and liabilities	$ 9,863,900	$ 9,919,031